Supplemental cash flow information	12 Months Ended
Dec. 31, 2011
Supplemental Cash Flow Elements [Abstract]
Cash Flow Supplemental Disclosures Text Block

17. Supplemental cash flow information

	December 31, 2011	January 1, 2011	December 31, 2009
	$	$	$
Changes in non-cash working capital, net of
businesses acquired:
Accounts receivable	5,386	(8,451)	11,512
Inventories	(41,542)	(35,861)	34,559
Income tax recoverable	(1,247)	1,205	153
Prepaid expenses and other current assets	4,492	(10,613)	1,709
Accounts payable and accrued liabilities	(9,643)	17,310	(4,289)
Customer and other deposits	(2,143)	1,816	(150)
	(44,697)	(34,594)	43,494

Cash paid for:
Interest	7,632	8,993	11,268
Income taxes	7,256	2,105	1,240

Included in cash and cash equivalents is $698 as at December 31, 2011 (January 1, 2011 - $495) that is specific to Opta Minerals that cannot be utilized by the Company for general corporate purposes, and is maintained in separate bank accounts of Opta Minerals.